Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Other assets		£ 2,280	£ 2,511
Liabilities		£ 267,463	£ 298,560	£ 287,058
Decrease in RWAs due to transfers	£ 5,500
Dividend paid	668
Banco Santander London Branch [member]
Disclosure of transactions between related parties [line items]
Customer loans	1,400
Other assets	21,500
Liabilities	20,700
Banco Santander London Branch [member] | Derivative Financial Instruments [member]
Disclosure of transactions between related parties [line items]
Other assets	19,700
Liabilities	£ 18,800
Santander UK Group Holdings plc [member]
Disclosure of transactions between related parties [line items]
Percentage of sale of share capital in subsidiaries	100.00%	100.00%
Cash consideration	£ 337	£ 337